Chase Vista Short-Term Bond Fund

                         Supplement Dated June 1, 1999
                    To the Class A, B and C Shares Prospectus
                             Dated February 26, 1999



The first sentence of the second paragraph under the heading "Distributions and taxes" on page 49 is replaced with the following:


The U.S. Treasury Income Fund, the U.S. Government Securities Fund, the Bond Fund and the Strategic Income Fund declare dividends daily and distribute the net investment income monthly, and the Short-Term Bond Fund declares dividends and distributes the net investment income monthly.



























                                                                     PSBD-36-699

                        Chase Vista Short-Term Bond Fund

                         Supplement Dated June 1, 1999
                     To the Institutional Shares Prospectus
                             Dated February 26, 1999




The first sentence of the second paragraph under the heading "Distributions and taxes" on page 36 is replaced with the following:


The U.S. Treasury Income Fund, the U.S. Government Securities Fund, the Bond Fund and the Strategic Income Fund declare dividends daily and distribute the net investment income monthly, and the Short-Term Bond Fund declares dividends and distributes the net investment income monthly.




























                                                                    PSBDI-36-699